United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23239

AMERICAN BEACON INSTITUTIONAL FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2021

Date of reporting period: January 31, 2021

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS 66.70%
Communication Services - 4.46%
Diversified Telecommunication Services - 0.26%
Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADRA	29,963	$674,467
Telenor ASAB	44,685	739,749

		1,414,216

Entertainment - 0.50%
Nexon Co., Ltd.B	40,700	1,237,232
Nintendo Co., Ltd.B	1,700	982,505
Vivendi S.A.B	15,597	478,551

		2,698,288

Interactive Media & Services - 1.81%
Alphabet, Inc., Class AC	830	1,516,709
Autohome, Inc., ADR	10,345	1,140,330
Tencent Holdings Ltd.B	62,200	5,445,179
Twitter, Inc.C	32,700	1,652,331

		9,754,549

Media - 1.65%
Altice USA, Inc., Class AC	22,596	803,740
Cogeco Communications, Inc.	1,716	146,257
Comcast Corp., Class A	57,848	2,867,525
Discovery, Inc., Class CC	41,300	1,446,739
Interpublic Group of Cos., Inc.	16,700	401,969
News Corp., Class A	73,100	1,418,140
Omnicom Group, Inc.	6,600	411,708
ProSiebenSat.1 Media SEB C	56,840	1,031,120
ViacomCBS, Inc., Class B	6,900	334,650

		8,861,848

Wireless Telecommunication Services - 0.24%
Vodafone Group PLC, Sponsored ADR	75,900	1,301,685

Total Communication Services		24,030,586

Consumer Discretionary - 6.65%
Auto Components - 0.83%
Adient PLCC	9,500	306,755
Cie Generale des Etablissements Michelin SCA, ADR	53,179	1,466,145
Continental AGB	4,348	611,199
Goodyear Tire & Rubber Co.	36,300	382,965
Magna International, Inc.	24,400	1,714,100

		4,481,164

Automobiles - 0.77%
Ferrari N.V.B	6,096	1,272,865
General Motors Co.	44,800	2,270,464
Harley-Davidson, Inc.	14,700	589,323

		4,132,652

Hotels, Restaurants & Leisure - 0.70%
Aramark	66,955	2,295,887
Las Vegas Sands Corp.	19,561	940,689
Sands China Ltd.B	129,600	526,435

		3,763,011

Household Durables - 1.12%
Lennar Corp., Class A	42,845	3,562,562
Lennar Corp., Class B	666	44,582

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 66.70% (continued)
Consumer Discretionary - 6.65% (continued)
Household Durables - 1.12% (continued)
Sony Corp., Sponsored ADRA	25,500	$2,440,605

		6,047,749

Internet & Direct Marketing Retail - 0.94%
Booking Holdings, Inc.C	340	661,072
MercadoLibre, Inc.C	2,482	4,416,744

		5,077,816

Leisure Products - 0.23%
Yamaha Corp.B	21,700	1,226,967

Multiline Retail - 0.41%
Dollar General Corp.	3,248	632,093
Lojas Renner S.A.	112,000	848,894
Ryohin Keikaku Co., Ltd.B	29,900	716,648

		2,197,635

Specialty Retail - 0.81%
Advance Auto Parts, Inc.	12,660	1,888,112
Lowe’s Cos., Inc.	11,344	1,892,746
Mr Price Group Ltd.B	53,774	612,981

		4,393,839

Textiles, Apparel & Luxury Goods - 0.84%
Lululemon Athletica, Inc.C	5,814	1,910,946
LVMH Moet Hennessy Louis Vuitton SEB	4,328	2,613,217
Shenzhou International Group Holdings Ltd.	700	13,842

		4,538,005

Total Consumer Discretionary		35,858,838

Consumer Staples - 3.46%
Beverages - 1.47%
Arca Continental S.A.B. de C.V.	158,300	720,570
Carlsberg A/S, Class BB	6,748	989,179
Coca-Cola Co.	37,000	1,781,550
Coca-Cola European Partners PLC	67,233	3,124,318
Pernod Ricard S.A.B	6,994	1,320,006

		7,935,623

Food & Staples Retailing - 0.38%
Tesco PLCB	362,652	1,187,507
Walgreens Boots Alliance, Inc.	17,200	864,300

		2,051,807

Food Products - 0.68%
JDE Peet’s N.V.B C	4,245	163,725
Mondelez International, Inc., Class A	8,000	443,520
Nestle S.A.B	15,537	1,740,557
Tyson Foods, Inc., Class A	20,100	1,292,631

		3,640,433

Household Products - 0.32%
Procter & Gamble Co.	13,300	1,705,193

Personal Products - 0.61%
Kao Corp.B	10,120	736,595
LG Household & Health Care Ltd.B	450	625,440
Unilever PLCB	16,611	968,212

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 66.70% (continued)
Consumer Staples - 3.46% (continued)
Personal Products - 0.61% (continued)
Unilever PLC, Sponsored ADR	16,700	$974,278

		3,304,525

Total Consumer Staples		18,637,581

Energy - 3.66%
Energy Equipment & Services - 0.49%
Baker Hughes Co.	21,700	435,953
Halliburton Co.	45,700	805,691
NOV, Inc.	75,000	928,500
Schlumberger N.V.	21,500	477,515

		2,647,659

Oil, Gas & Consumable Fuels - 3.17%
Apache Corp.	76,400	1,090,992
Cabot Oil & Gas Corp.	83,400	1,528,722
Chevron Corp.	12,310	1,048,812
Equinor ASAB	34,339	614,040
Galp Energia SGPS S.A.B	20,534	205,201
Hess Corp.	51,230	2,765,395
Marathon Oil Corp.	196,800	1,424,832
Marathon Petroleum Corp.	14,005	604,456
Murphy Oil Corp.A	13,800	170,706
Phillips 66	52,615	3,567,297
Pioneer Natural Resources Co.	6,900	834,210
Reliance Industries Ltd., GDRB D	21,774	1,109,494
Royal Dutch Shell PLC, Class A, Sponsored ADR	36,400	1,342,796
Suncor Energy, Inc.	47,284	790,932

		17,097,885

Total Energy		19,745,544

Financials - 13.87%
Banks - 6.91%
Banco Bradesco S.A., ADR	199,960	907,818
Bank Mandiri Persero Tbk PTB	1,467,100	689,136
Bank of America Corp.	57,700	1,710,805
BNP Paribas S.A.B C	11,678	562,440
CIT Group, Inc.	15,400	568,260
Citigroup, Inc.	104,333	6,050,271
Citizens Financial Group, Inc.	33,400	1,217,096
Commerce Bancshares, Inc.	16,485	1,102,022
Cullen/Frost Bankers, Inc.	11,440	1,055,226
DBS Group Holdings Ltd.B	38,940	732,121
East West Bancorp, Inc.	22,200	1,330,668
Fifth Third Bancorp	13,000	376,090
Grupo Financiero Banorte S.A.B. de C.V.C	168,500	839,253
HDFC Bank Ltd., ADRC	37,380	2,695,098
ICICI Bank Ltd., Sponsored ADRA C	80,969	1,222,632
JPMorgan Chase & Co.	34,148	4,393,823
Kasikornbank PCLB	76,700	323,210
Mitsubishi UFJ Financial Group, Inc., Sponsored ADRA	175,800	801,648
Nordea Bank AbpB C	80,836	656,019
PNC Financial Services Group, Inc.	14,600	2,095,392
Sumitomo Mitsui Financial Group, Inc.B	26,200	815,516
US Bancorp	46,356	1,986,355

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 66.70% (continued)
Financials - 13.87% (continued)
Banks - 6.91% (continued)
Wells Fargo & Co.	171,619	$5,127,976

		37,258,875

Capital Markets - 1.81%
3i Group PLCB	35,844	542,124
Ameriprise Financial, Inc.	10,200	2,018,274
Bank of New York Mellon Corp.	22,500	896,175
Goldman Sachs Group, Inc.	15,057	4,083,007
Morgan Stanley	8,300	556,515
Northern Trust Corp.	12,166	1,085,085
State Street Corp.	8,100	567,000

		9,748,180

Consumer Finance - 1.04%
American Express Co.	11,752	1,366,287
Capital One Financial Corp.	19,600	2,043,496
Discover Financial Services	6,400	534,656
Navient Corp.	62,490	703,325
SLM Corp.	69,767	968,366

		5,616,130

Diversified Financial Services - 0.18%
Equitable Holdings, Inc.	38,600	956,508

Insurance - 3.78%
AIA Group Ltd.B	209,605	2,568,167
American International Group, Inc.	147,411	5,519,068
Aon PLC, Class A	12,724	2,584,244
Chubb Ltd.	16,996	2,475,807
Cincinnati Financial Corp.	17,400	1,463,166
Hartford Financial Services Group, Inc.	20,000	960,400
Ping An Insurance Group Co. of China Ltd., Class HB	143,000	1,686,619
Prudential PLCB	46,258	741,576
Travelers Cos., Inc.	9,100	1,240,330
Willis Towers Watson PLC	5,658	1,148,235

		20,387,612

Thrifts & Mortgage Finance - 0.15%
New York Community Bancorp, Inc.	79,283	829,300

Total Financials		74,796,605

Health Care - 8.61%
Biotechnology - 0.93%
Amgen, Inc.	9,000	2,172,870
Biogen, Inc.C	1,100	310,871
CSL Ltd.B	12,066	2,497,216

		4,980,957

Health Care Equipment & Supplies - 3.33%
Alcon, Inc.B C	26,901	1,929,504
Alcon, Inc.C	25,500	1,828,605
Danaher Corp.	13,814	3,285,522
Medtronic PLC	45,034	5,013,635
ResMed, Inc.	11,061	2,229,566
Smith & Nephew PLCB	77,843	1,639,316
STERIS PLC	8,151	1,525,134

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 66.70% (continued)
Health Care - 8.61% (continued)
Health Care Equipment & Supplies - 3.33% (continued)
Zimmer Biomet Holdings, Inc.	3,300	$507,111

		17,958,393

Health Care Providers & Services - 1.79%
Anthem, Inc.	12,260	3,640,975
Centene Corp.C	10,300	621,090
CVS Health Corp.	23,498	1,683,631
Fresenius Medical Care AG & Co. KGaAB	9,526	773,201
Humana, Inc.	1,100	421,421
UnitedHealth Group, Inc.	7,552	2,519,196

		9,659,514

Life Sciences Tools & Services - 1.17%
ICON PLCC	4,825	983,384
Lonza Group AGB	2,895	1,851,897
Mettler-Toledo International, Inc.C	1,471	1,718,275
Wuxi Biologics Cayman, Inc.B C D	125,761	1,759,271

		6,312,827

Pharmaceuticals - 1.39%
Bristol-Myers Squibb Co.	8,100	497,583
Elanco Animal Health, Inc.C	42,600	1,236,678
GlaxoSmithKline PLC, Sponsored ADR	31,800	1,184,550
Merck KGaAB	5,637	942,019
Novartis AG, Sponsored ADR	16,000	1,447,520
SanofiB	14,999	1,409,210
Sanofi, ADR	16,500	778,965

		7,496,525

Total Health Care		46,408,216

Industrials - 9.46%
Aerospace & Defense - 1.09%
CAE, Inc.	20,998	474,395
Embraer S.A., Sponsored ADRA C	13,500	86,670
General Dynamics Corp.	18,248	2,676,617
Raytheon Technologies Corp.	27,350	1,825,065
Safran S.A.B C	6,609	833,469

		5,896,216

Air Freight & Logistics - 0.62%
DSV Panalpina A/SB	12,597	1,964,567
FedEx Corp.	5,800	1,364,972

		3,329,539

Airlines - 0.15%
Ryanair Holdings PLC, Sponsored ADRC	8,414	799,919

Building Products - 0.63%
Allegion PLC	14,600	1,562,346
Johnson Controls International PLC	37,000	1,843,340

		3,405,686

Construction & Engineering - 0.47%
AECOMC	23,650	1,184,865
Fluor Corp.	12,400	214,396
Quanta Services, Inc.	15,829	1,115,470

		2,514,731

Electrical Equipment - 0.76%
ABB Ltd.B	47,359	1,397,739

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 66.70% (continued)
Industrials - 9.46% (continued)
Electrical Equipment - 0.76% (continued)
Emerson Electric Co.	9,848	$781,439
Siemens Gamesa Renewable Energy S.A.B	23,561	963,932
Vestas Wind Systems A/SB	4,343	929,311

		4,072,421

Industrial Conglomerates - 0.71%
General Electric Co.	357,800	3,821,304

Machinery - 3.12%
Alstom S.A.B C	16,846	912,902
Atlas Copco AB, Class AB	32,026	1,743,306
CNH Industrial N.V.C	138,300	1,763,325
Cummins, Inc.	6,300	1,476,846
Deere & Co.	5,443	1,571,938
Makita Corp.B	9,600	457,977
PACCAR, Inc.	3,700	337,514
Parker-Hannifin Corp.	7,800	2,063,958
Sandvik ABB C	38,272	953,694
Stanley Black & Decker, Inc.	14,424	2,502,420
Westinghouse Air Brake Technologies Corp.	16,593	1,231,367
Xylem, Inc.	19,000	1,835,210

		16,850,457

Professional Services - 0.82%
Experian PLCB	58,938	2,061,422
RELX PLCB	58,563	1,452,662
Wolters Kluwer N.V.B	11,072	918,975

		4,433,059

Road & Rail - 0.89%
Canadian National Railway Co.	7,068	715,892
Canadian Pacific Railway Ltd.	7,760	2,609,067
JB Hunt Transport Services, Inc.	11,107	1,495,669

		4,820,628

Trading Companies & Distributors - 0.20%
Ferguson PLCB	9,209	1,071,437

Total Industrials		51,015,397

Information Technology - 10.38%
Communications Equipment - 0.41%
F5 Networks, Inc.C	5,900	1,156,105
Telefonaktiebolaget LM Ericsson, Sponsored ADR	84,400	1,052,468

		2,208,573

Electronic Equipment, Instruments & Components - 1.30%
Corning, Inc.	34,000	1,219,580
FLIR Systems, Inc.	22,599	1,176,278
Hitachi Ltd.B	33,900	1,400,205
Keyence Corp.B	4,100	2,205,559
TE Connectivity Ltd.	8,400	1,011,360

		7,012,982

IT Services - 2.15%
Accenture PLC, Class A	9,718	2,350,978
Adyen N.V.B C D	690	1,437,743
Amadeus IT Group S.A.B	24,355	1,541,687
Cognizant Technology Solutions Corp., Class A	18,180	1,417,131
Fujitsu Ltd.B	5,200	791,853

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 66.70% (continued)
Information Technology - 10.38% (continued)
IT Services - 2.15% (continued)
PayPal Holdings, Inc.C	8,500	$1,991,635
Shopify, Inc., Class AC	1,850	2,032,391

		11,563,418

Semiconductors & Semiconductor Equipment - 3.33%
ASML Holding N.V.	5,068	2,707,123
Broadcom, Inc.	5,988	2,697,594
Infineon Technologies AGB	13,053	524,962
Microchip Technology, Inc.	17,900	2,436,369
QUALCOMM, Inc.	26,227	4,098,755
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	32,882	3,995,821
Texas Instruments, Inc.	9,165	1,518,549

		17,979,173

Software - 2.41%
Adobe, Inc.C	6,400	2,936,128
ANSYS, Inc.C	8,000	2,834,960
Microsoft Corp.	22,400	5,195,904
Oracle Corp.	33,804	2,042,776

		13,009,768

Technology Hardware, Storage & Peripherals - 0.78%
Hewlett Packard Enterprise Co.	123,600	1,525,224
Samsung Electronics Co., Ltd., GDRB	1,449	2,663,680

		4,188,904

Total Information Technology		55,962,818

Materials - 3.01%
Chemicals - 2.19%
Air Liquide S.A.B	7,904	1,291,625
Corteva, Inc.	103,995	4,145,241
DuPont de Nemours, Inc.	24,654	1,958,760
International Flavors & Fragrances, Inc.A	6,815	765,870
RPM International, Inc.	20,500	1,690,635
Sika AGB	7,239	1,968,725

		11,820,856

Construction Materials - 0.35%
Martin Marietta Materials, Inc.	6,500	1,868,165

Containers & Packaging - 0.17%
International Paper Co.	18,000	905,580

Metals & Mining - 0.30%
ArcelorMittal S.A.B C	20,063	436,438
BHP Group PLCB	43,045	1,182,668

		1,619,106

Total Materials		16,213,707

Real Estate - 1.30%
Equity Real Estate Investment Trusts (REITs) - 0.82%
Equity LifeStyle Properties, Inc.	13,900	845,676
Host Hotels & Resorts, Inc.	26,000	352,300
MGM Growth Properties LLC, Class A	75,798	2,361,108
Sun Communities, Inc.	6,200	887,406

		4,446,490

Real Estate Management & Development - 0.48%
Daiwa House Industry Co., Ltd.B	40,436	1,149,774

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 66.70% (continued)
Real Estate - 1.30% (continued)
Real Estate Management & Development - 0.48% (continued)
ESR Cayman Ltd.B C D	403,200	$1,438,816

		2,588,590

Total Real Estate		7,035,080

Utilities - 1.84%
Electric Utilities - 1.23%
Edison International	28,997	1,686,465
Enel SpAB	133,168	1,322,317
Exelon Corp.	34,345	1,427,378
PPL Corp.	62,500	1,729,375
Southern Co.	7,500	441,900

		6,607,435

Gas Utilities - 0.24%
ENN Energy Holdings Ltd.B	82,000	1,270,031

Independent Power & Renewable Electricity Producers - 0.08%
China Longyuan Power Group Corp. Ltd., Class HB	299,000	441,914

Multi-Utilities - 0.22%
Engie S.A.B C	78,143	1,213,878

Water Utilities - 0.07%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	54,366	405,027

Total Utilities		9,938,285

Total Common Stocks (Cost $290,231,220)		359,642,657

PREFERRED STOCKS - 0.24% (Cost $1,156,229)
Consumer Discretionary - 0.24%
Automobiles - 0.24%
Volkswagen AGB E	6,670	1,268,276

	Principal Amount
CORPORATE OBLIGATIONS 9.45%
Basic Materials - 0.16%
Chemicals - 0.08%
Dow Chemical Co., 3.500%, Due 10/1/2024	$141,000	154,150
EI du Pont de Nemours and Co., 1.700%, Due 7/15/2025	150,000	155,436
LYB International Finance LLC, 2.250%, Due 10/1/2030	145,000	146,321

		455,907

Forest Products & Paper - 0.03%
International Paper Co., 6.000%, Due 11/15/2041	100,000	144,212

Iron/Steel - 0.05%
Nucor Corp., 4.000%, Due 8/1/2023	90,000	97,073
Steel Dynamics, Inc., 3.250%, Due 1/15/2031	170,000	186,841

		283,914

Total Basic Materials		884,033

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 9.45% (continued)
Communications - 0.63%
Internet - 0.06%
Amazon.com, Inc., 3.875%, Due 8/22/2037	$280,000	$340,138

Media - 0.31%
Charter Communications Operating LLC / Charter Communications Operating Capital,
2.800%, Due 4/1/2031	155,000	159,639
3.700%, Due 4/1/2051	150,000	147,360
Comcast Corp.,
3.150%, Due 3/1/2026	116,000	128,298
3.400%, Due 4/1/2030	165,000	186,924
1.950%, Due 1/15/2031	155,000	156,293
4.600%, Due 10/15/2038	150,000	189,911
Fox Corp., 5.476%, Due 1/25/2039	120,000	159,867
Walt Disney Co.,
6.400%, Due 12/15/2035	77,000	116,359
4.625%, Due 3/23/2040	60,000	76,522
4.700%, Due 3/23/2050	260,000	347,802

		1,668,975

Telecommunications - 0.26%
AT&T, Inc.,
2.250%, Due 2/1/2032	150,000	147,943
5.350%, Due 9/1/2040	160,000	204,127
T-Mobile USA, Inc.,
3.750%, Due 4/15/2027D	210,000	236,000
3.875%, Due 4/15/2030D	235,000	265,870
Verizon Communications, Inc.,
2.625%, Due 8/15/2026	220,000	238,907
3.150%, Due 3/22/2030	150,000	164,646
4.500%, Due 8/10/2033	90,000	110,798

		1,368,291

Total Communications		3,377,404

Consumer, Cyclical - 1.49%
Airlines - 0.20%
American Airlines Pass Through Trust, 3.150%, Due 8/15/2033, Series AA	120,654	119,525
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, Due 10/20/2028D	840,000	929,337

		1,048,862

Apparel - 0.01%
NIKE, Inc., 3.375%, Due 3/27/2050	55,000	63,283

Auto Manufacturers - 0.32%
Cummins, Inc., 0.750%, Due 9/1/2025	150,000	150,764
General Motors Financial Co., Inc.,
1.700%, Due 8/18/2023	175,000	178,966
1.269%, Due 11/17/2023, (SOFR + 1.200%)F	1,255,000	1,267,831
1.250%, Due 1/8/2026	115,000	114,594

		1,712,155

Auto Parts & Equipment - 0.03%
Aptiv Corp., 4.150%, Due 3/15/2024	155,000	170,532

Home Furnishings - 0.03%
Whirlpool Corp., 4.600%, Due 5/15/2050	120,000	150,333

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 9.45% (continued)
Consumer, Cyclical - 1.49% (continued)
Lodging - 0.33%
Marriott International, Inc., 3.500%, Due 10/15/2032, Series GG	$1,675,000	$1,775,113

Retail - 0.57%
Dollar General Corp., 4.125%, Due 5/1/2028	95,000	111,617
Dollar Tree, Inc., 3.700%, Due 5/15/2023	150,000	160,335
Home Depot, Inc., 3.300%, Due 4/15/2040	100,000	112,852
Lowe’s Cos., Inc., 2.500%, Due 4/15/2026	210,000	225,892
McDonald’s Corp., 3.700%, Due 1/30/2026	202,000	228,161
O’Reilly Automotive, Inc., 4.350%, Due 6/1/2028	200,000	235,239
Starbucks Corp., 2.550%, Due 11/15/2030	145,000	153,589
Tractor Supply Co., 1.750%, Due 11/1/2030	155,000	153,134
Walgreens Boots Alliance, Inc.,
4.650%, Due 6/1/2046	735,000	822,263
4.100%, Due 4/15/2050	840,000	892,892

		3,095,974

Total Consumer, Cyclical		8,016,252

Consumer, Non-Cyclical - 0.78%
Agriculture - 0.02%
Cargill, Inc., 1.375%, Due 7/23/2023D	100,000	102,521

Beverages - 0.02%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, Due 2/1/2046	85,000	105,964

Biotechnology - 0.03%
Amgen, Inc., 4.400%, Due 5/1/2045	155,000	194,126

Commercial Services - 0.07%
Moody’s Corp., 4.875%, Due 12/17/2048	95,000	127,285
Quanta Services, Inc., 2.900%, Due 10/1/2030	230,000	245,533

		372,818

Food - 0.03%
Mondelez International, Inc., 1.500%, Due 2/4/2031	145,000	140,246

Health Care - Products - 0.08%
Abbott Laboratories, 1.150%, Due 1/30/2028	215,000	215,701
Zimmer Biomet Holdings, Inc., 3.550%, Due 4/1/2025	225,000	248,006

		463,707

Health Care - Services - 0.20%
Baylor Scott & White Holdings, 2.839%, Due 11/15/2050, Series 2021	145,000	148,317
Children’s Health System of Texas, 2.511%, Due 8/15/2050	150,000	142,494
Community Health Network, Inc., 3.099%, Due 5/1/2050, Series 20-A	200,000	203,103
HCA, Inc., 4.125%, Due 6/15/2029	130,000	149,700
Health Care Service Corp., 3.200%, Due 6/1/2050D	90,000	93,455
Kaiser Foundation Hospitals, 4.150%, Due 5/1/2047	65,000	83,034
Sutter Health, 2.294%, Due 8/15/2030, Series 20A	230,000	237,256

		1,057,359

Pharmaceuticals - 0.33%
AbbVie, Inc.,
4.450%, Due 5/14/2046	110,000	134,534
4.250%, Due 11/21/2049	215,000	259,216
Bristol-Myers Squibb Co.,

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 9.45% (continued)
Consumer, Non-Cyclical - 0.78% (continued)
Pharmaceuticals - 0.33% (continued)
Bristol-Myers Squibb Co. (continued)
3.400%, Due 7/26/2029	$205,000	$233,835
2.350%, Due 11/13/2040	145,000	143,210
Cigna Corp., 4.125%, Due 11/15/2025	115,000	131,776
CVS Health Corp.,
3.700%, Due 3/9/2023	16,000	17,062
4.300%, Due 3/25/2028	230,000	269,953
5.050%, Due 3/25/2048	95,000	123,929
Shire Acquisitions Investments Ireland DAC, 2.875%, Due 9/23/2023	160,000	169,138
Viatris, Inc., 3.850%, Due 6/22/2040D	100,000	110,177
Zoetis, Inc., 3.000%, Due 9/12/2027	150,000	166,959

		1,759,789

Total Consumer, Non-Cyclical		4,196,530

Energy - 1.75%
Oil & Gas - 1.40%
Apache Corp., 4.250%, Due 1/15/2044	1,165,000	1,071,800
BP Capital Markets America, Inc., 3.017%, Due 1/16/2027	85,000	93,359
Chevron USA, Inc., 2.343%, Due 8/12/2050	150,000	136,572
Concho Resources, Inc.,
4.300%, Due 8/15/2028	145,000	169,191
4.875%, Due 10/1/2047	720,000	943,267
Devon Energy Corp., 5.600%, Due 7/15/2041	170,000	203,221
Diamondback Energy, Inc., 2.875%, Due 12/1/2024	175,000	184,811
EOG Resources, Inc., 4.375%, Due 4/15/2030	85,000	100,950
Exxon Mobil Corp., 3.452%, Due 4/15/2051	385,000	417,430
Hess Corp., 5.600%, Due 2/15/2041	1,515,000	1,790,675
Marathon Oil Corp., 6.600%, Due 10/1/2037	1,585,000	1,951,135
Marathon Petroleum Corp.,
4.500%, Due 5/1/2023	165,000	178,493
5.125%, Due 12/15/2026	90,000	107,048
Pioneer Natural Resources Co., 1.900%, Due 8/15/2030	105,000	102,191
Valero Energy Corp., 2.700%, Due 4/15/2023	85,000	88,623

		7,538,766

Pipelines - 0.35%
Columbia Pipeline Group, Inc., 4.500%, Due 6/1/2025	119,000	136,419
Energy Transfer Operating LP, 3.750%, Due 5/15/2030	55,000	57,897
Enterprise Products Operating LLC, 6.125%, Due 10/15/2039	100,000	134,631
Gray Oak Pipeline LLC, 2.000%, Due 9/15/2023D	160,000	162,580
MPLX LP,
1.750%, Due 3/1/2026	220,000	224,211
4.125%, Due 3/1/2027	120,000	136,809
5.200%, Due 3/1/2047	49,000	58,138
ONEOK, Inc., 4.550%, Due 7/15/2028	175,000	199,307
Phillips 66 Partners LP,
3.550%, Due 10/1/2026	52,000	56,561
3.750%, Due 3/1/2028	125,000	135,408
Sabine Pass Liquefaction LLC,
5.625%, Due 4/15/2023	150,000	164,046
5.625%, Due 3/1/2025	90,000	104,937
Spectra Energy Partners LP, 3.375%, Due 10/15/2026	62,000	68,887
Sunoco Logistics Partners Operations LP, 4.250%, Due 4/1/2024	52,000	56,412

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 9.45% (continued)
Energy - 1.75% (continued)
Pipelines - 0.35% (continued)
Williams Companies, Inc., 5.400%, Due 3/4/2044	$145,000	$176,046

		1,872,289

Total Energy		9,411,055

Financial - 1.84%
Banks - 1.08%
Bank of America Corp.,
1.197%, Due 10/24/2026, (SOFR + 1.010%)F	400,000	403,562
5.000%, Due 1/21/2044	330,000	447,732
Citigroup, Inc., 4.412%, Due 3/31/2031, (SOFR + 3.914%)F	585,000	694,955
Goldman Sachs Group, Inc.,
2.908%, Due 6/5/2023, (3-mo. USD LIBOR + 1.053%)F	380,000	392,170
3.500%, Due 1/23/2025	140,000	153,340
3.272%, Due 9/29/2025, (3-mo. USD LIBOR + 1.201%)F	75,000	81,622
JPMorgan Chase & Co.,
2.301%, Due 10/15/2025, (SOFR + 1.160%)F	410,000	433,042
3.782%, Due 2/1/2028, (3-mo. USD LIBOR + 1.337%)F	225,000	257,347
3.882%, Due 7/24/2038, (3-mo. USD LIBOR + 1.360%)F	195,000	228,044
Morgan Stanley,
3.591%, Due 7/22/2028, (3-mo. USD LIBOR + 1.340%)F	250,000	282,573
1.794%, Due 2/13/2032, (SOFR + 1.034%)F	285,000	280,602
0.864%, Due 10/21/2025, Series I, (SOFR + 0.745%)F	85,000	85,328
PNC Financial Services Group, Inc., 3.500%, Due 1/23/2024	225,000	244,724
State Street Corp., 2.354%, Due 11/1/2025, (SOFR + 0.940%)F	220,000	234,557
US Bancorp, 1.375%, Due 7/22/2030	190,000	186,053
Wells Fargo & Co.,
1.240%, Due 7/26/2021, (3-mo. USD LIBOR + 1.025%)F	848,000	852,003
2.572%, Due 2/11/2031, (3-mo. USD LIBOR + 1.000%)F	355,000	369,505
4.750%, Due 12/7/2046	145,000	183,323

		5,810,482

Diversified Financial Services - 0.41%
American Express Co.,
0.825%, Due 11/5/2021, (3-mo. USD LIBOR + 0.600%)F	865,000	868,151
4.200%, Due 11/6/2025	230,000	265,346
BlackRock, Inc., 1.900%, Due 1/28/2031	155,000	158,115
CBOE Global Markets, Inc., 3.650%, Due 1/12/2027	145,000	165,292
Charles Schwab Corp., 3.250%, Due 5/22/2029	150,000	169,256
Mastercard, Inc., 3.350%, Due 3/26/2030	145,000	166,214
Nasdaq, Inc., 3.250%, Due 4/28/2050	80,000	84,217
Raymond James Financial, Inc., 3.625%, Due 9/15/2026	150,000	172,025
Visa, Inc., 3.150%, Due 12/14/2025	160,000	178,003

		2,226,619

Insurance - 0.11%
Chubb INA Holdings, Inc., 3.350%, Due 5/3/2026	135,000	151,054
CNA Financial Corp., 2.050%, Due 8/15/2030	115,000	116,713
Liberty Mutual Group, Inc.,
4.250%, Due 6/15/2023D	22,000	23,940
4.569%, Due 2/1/2029D	95,000	114,528
Trinity Acquisition PLC, 4.400%, Due 3/15/2026	138,000	159,557
Willis North America, Inc., 3.600%, Due 5/15/2024	55,000	60,013

		625,805

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 9.45% (continued)
Financial - 1.84% (continued)
REITS - 0.24%
Alexandria Real Estate Equities, Inc., 1.875%, Due 2/1/2033	$150,000	$146,162
American Tower Corp., 2.950%, Due 1/15/2051	140,000	134,938
Camden Property Trust, 3.150%, Due 7/1/2029	140,000	155,066
Crown Castle International Corp., 3.700%, Due 6/15/2026	160,000	179,412
Digital Realty Trust LP, 3.700%, Due 8/15/2027	160,000	183,417
ERP Operating LP, 3.000%, Due 4/15/2023	88,000	92,503
Healthpeak Properties, Inc., 3.250%, Due 7/15/2026	115,000	127,953
Prologis LP, 1.250%, Due 10/15/2030	115,000	111,695
Simon Property Group LP, 1.750%, Due 2/1/2028	145,000	145,591

		1,276,737

Total Financial		9,939,643

Industrial - 1.14%
Aerospace/Defense - 0.52%
Boeing Co.,
2.750%, Due 2/1/2026	175,000	183,196
5.705%, Due 5/1/2040	235,000	297,456
5.805%, Due 5/1/2050	565,000	742,877
3.950%, Due 8/1/2059	330,000	329,554
5.930%, Due 5/1/2060	325,000	435,422
General Dynamics Corp., 3.500%, Due 5/15/2025	275,000	305,916
Lockheed Martin Corp., 2.800%, Due 6/15/2050	60,000	62,043
Northrop Grumman Corp., 3.850%, Due 4/15/2045	210,000	244,790
Raytheon Technologies Corp., 6.125%, Due 7/15/2038	145,000	207,962

		2,809,216

Building Materials - 0.07%
Carrier Global Corp., 2.242%, Due 2/15/2025	160,000	168,130
Vulcan Materials Co., 3.500%, Due 6/1/2030	195,000	222,063

		390,193

Electrical Components & Equipment - 0.02%
Emerson Electric Co., 1.800%, Due 10/15/2027	120,000	125,362

Electronics - 0.03%
Agilent Technologies, Inc., 2.100%, Due 6/4/2030	170,000	174,609

Environmental Control - 0.06%
Republic Services, Inc., 2.500%, Due 8/15/2024	155,000	164,897
Waste Management, Inc., 1.150%, Due 3/15/2028	140,000	138,536

		303,433

Metal Fabricate/Hardware - 0.16%
Precision Castparts Corp., 3.250%, Due 6/15/2025	155,000	170,646
Valmont Industries, Inc., 5.000%, Due 10/1/2044	615,000	711,508

		882,154

Miscellaneous Manufacturing - 0.15%
General Electric Co.,
3.450%, Due 5/15/2024	115,000	124,779
3.450%, Due 5/1/2027	175,000	195,855
4.350%, Due 5/1/2050	405,000	466,483

		787,117

Transportation - 0.13%
Burlington Northern Santa Fe LLC, 3.250%, Due 6/15/2027	140,000	158,351

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 9.45% (continued)
Industrial - 1.14% (continued)
Transportation - 0.13% (continued)
Norfolk Southern Corp., 2.900%, Due 6/15/2026	$150,000	$164,670
Union Pacific Corp., 4.100%, Due 9/15/2067	170,000	204,854
United Parcel Service, Inc., 3.400%, Due 3/15/2029	150,000	170,205

		698,080

Total Industrial		6,170,164

Technology - 0.72%
Computers - 0.41%
Dell International LLC / EMC Corp., 5.300%, Due 10/1/2029D	1,825,000	2,195,106

Semiconductors - 0.16%
Analog Devices, Inc., 3.900%, Due 12/15/2025	155,000	176,059
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, Due 1/15/2025	145,000	156,485
Broadcom, Inc., 3.150%, Due 11/15/2025	175,000	189,920
Lam Research Corp.,
3.750%, Due 3/15/2026	80,000	91,086
1.900%, Due 6/15/2030	150,000	153,151
QUALCOMM, Inc., 1.650%, Due 5/20/2032	130,000	127,892

		894,593

Software - 0.15%
Activision Blizzard, Inc., 1.350%, Due 9/15/2030	205,000	196,835
Broadridge Financial Solutions, Inc., 3.400%, Due 6/27/2026	110,000	123,327
Fiserv, Inc., 3.200%, Due 7/1/2026	160,000	177,222
Oracle Corp., 4.300%, Due 7/8/2034	238,000	291,431

		788,815

Total Technology		3,878,514

Utilities - 0.94%
Electric - 0.79%
AES Corp., 3.950%, Due 7/15/2030D	810,000	907,926
Appalachian Power Co., 4.500%, Due 3/1/2049, Series Y	60,000	74,938
Berkshire Hathaway Energy Co., 6.125%, Due 4/1/2036	73,000	104,584
Consolidated Edison Co. of New York, Inc., 4.625%, Due 12/1/2054	65,000	84,639
Consumers Energy Co., 2.500%, Due 5/1/2060	155,000	145,713
Dominion Energy, Inc., 3.375%, Due 4/1/2030, Series C	150,000	167,770
DTE Energy Co., 1.050%, Due 6/1/2025, Series F	295,000	296,656
Duke Energy Corp., 3.750%, Due 4/15/2024	155,000	169,287
Duke Energy Progress LLC, 4.150%, Due 12/1/2044	215,000	264,094
Edison International, 4.950%, Due 4/15/2025	120,000	136,325
Entergy Corp., 2.800%, Due 6/15/2030	95,000	101,376
Entergy Louisiana LLC, 4.000%, Due 3/15/2033	117,000	142,567
Exelon Corp., 4.050%, Due 4/15/2030	150,000	175,197
Florida Power & Light Co., 3.950%, Due 3/1/2048	100,000	124,985
Kentucky Utilities Co., 3.300%, Due 6/1/2050	155,000	166,590
National Rural Utilities Cooperative Finance Corp.,
2.950%, Due 2/7/2024	105,000	112,158
4.300%, Due 3/15/2049	100,000	130,097
NextEra Energy Capital Holdings, Inc., 2.750%, Due 5/1/2025	120,000	129,193
Northern States Power Co., 2.600%, Due 6/1/2051	155,000	156,237
Ohio Power Co., 2.600%, Due 4/1/2030, Series P	160,000	173,133
Southern Power Co., 4.150%, Due 12/1/2025	96,000	109,787
Vistra Operations Co. LLC, 3.550%, Due 7/15/2024D	200,000	216,559

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 9.45% (continued)
Utilities - 0.94% (continued)
Electric - 0.79% (continued)
WEC Energy Group, Inc., 3.550%, Due 6/15/2025	$139,000	$153,739

		4,243,550

Gas - 0.15%
National Fuel Gas Co., 3.950%, Due 9/15/2027	225,000	242,224
NiSource, Inc.,
3.490%, Due 5/15/2027	100,000	112,624
3.950%, Due 3/30/2048	175,000	200,214
Southern California Gas Co., 2.550%, Due 2/1/2030	115,000	122,406
Southwest Gas Corp., 2.200%, Due 6/15/2030	155,000	161,623

		839,091

Total Utilities		5,082,641

Total Corporate Obligations (Cost $46,957,630)		50,956,236

FOREIGN CORPORATE OBLIGATIONS 2.29%
Basic Materials - 0.05%
Chemicals - 0.03%
Nutrien Ltd., 4.000%, Due 12/15/2026	146,000	168,300

Mining - 0.02%
Teck Resources Ltd., 6.000%, Due 8/15/2040	65,000	80,912

Total Basic Materials		249,212

Communications - 0.16%
Internet - 0.06%
Tencent Holdings Ltd., 3.925%, Due 1/19/2038D	285,000	316,292

Telecommunications - 0.10%
Bell Canada, Inc., 4.464%, Due 4/1/2048	85,000	107,192
Rogers Communications, Inc., 3.625%, Due 12/15/2025	140,000	157,387
TELUS Corp., 2.800%, Due 2/16/2027	101,000	111,359
Vodafone Group PLC, 3.750%, Due 1/16/2024	165,000	179,895

		555,833

Total Communications		872,125

Consumer, Non-Cyclical - 0.29%
Agriculture - 0.08%
BAT Capital Corp., 2.259%, Due 3/25/2028	245,000	249,848
Reynolds American, Inc., 5.700%, Due 8/15/2035	155,000	193,649

		443,497

Beverages - 0.11%
Anheuser-Busch InBev Worldwide, Inc.,
4.375%, Due 4/15/2038	65,000	77,258
5.550%, Due 1/23/2049	105,000	143,051
Coca-Cola Femsa S.A.B. de C.V.,
2.750%, Due 1/22/2030	200,000	214,012
1.850%, Due 9/1/2032	150,000	149,205

		583,526

Commercial Services - 0.03%
RELX Capital, Inc.,
3.500%, Due 3/16/2023	90,000	95,455

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 2.29% (continued)
Consumer, Non-Cyclical - 0.29% (continued)
Commercial Services - 0.03% (continued)
RELX Capital, Inc. (continued) 3.000%, Due 5/22/2030	$85,000	$92,637

		188,092

Pharmaceuticals - 0.07%
AstraZeneca PLC, 0.700%, Due 4/8/2026	145,000	142,803
Takeda Pharmaceutical Co., Ltd., 3.175%, Due 7/9/2050	205,000	209,441

		352,244

Total Consumer, Non-Cyclical		1,567,359

Energy - 0.36%
Oil & Gas - 0.36%
Petroleos Mexicanos,
6.750%, Due 9/21/2047	240,000	209,640
7.690%, Due 1/23/2050	1,340,000	1,266,943
Saudi Arabian Oil Co., 3.250%, Due 11/24/2050D	320,000	312,018
Total Capital International S.A., 3.127%, Due 5/29/2050	155,000	158,805

		1,947,406

Total Energy		1,947,406

Financial - 1.29%
Banks - 1.29%
Bank of Montreal,
0.737%, Due 3/10/2023, (SOFR + 0.680%)F	1,610,000	1,626,795
3.300%, Due 2/5/2024, Series E	295,000	319,860
Bank of Nova Scotia, 0.605%, Due 9/15/2023, (SOFR + 0.550%)F	1,795,000	1,807,789
Barclays Bank PLC, 1.700%, Due 5/12/2022	200,000	203,328
Canadian Imperial Bank of Commerce, 0.852%, Due 3/17/2023, (SOFR + 0.800%)F	1,335,000	1,350,352
Deutsche Bank AG, 2.129%, Due 11/24/2026, (SOFR + 1.870%)F	305,000	309,053
HSBC Holdings PLC, 3.262%, Due 3/13/2023, (3-mo. USD LIBOR + 1.055%)F	147,000	151,677
Mitsubishi UFJ Financial Group, Inc., 2.193%, Due 2/25/2025	180,000	188,961
Royal Bank of Canada, 2.250%, Due 11/1/2024	295,000	313,477
Santander UK PLC, 2.100%, Due 1/13/2023	200,000	206,544
Toronto-Dominion Bank, 3.250%, Due 3/11/2024	440,000	477,386

		6,955,222

Total Financial		6,955,222

Utilities - 0.14%
Electric - 0.14%
AES Panama Generation Holdings SRL, 4.375%, Due 5/31/2030D	700,000	753,011

Total Foreign Corporate Obligations (Cost $12,140,189)		12,344,335

FOREIGN SOVEREIGN OBLIGATIONS 0.05%
Mexico Government International Bond, 4.600%, Due 1/23/2046	160,000	175,851
Panama Government International Bond, 3.160%, Due 1/23/2030	95,000	103,314

Total Foreign Sovereign Obligations (Cost $267,669)		279,165

ASSET-BACKED OBLIGATIONS 0.40%
CNH Equipment Trust, 1.160%, Due 6/16/2025, 2020 A A3	220,000	223,347
GM Financial Consumer Automobile Receivables Trust,
1.840%, Due 9/16/2024, 2020 1 A3	245,000	249,555
1.490%, Due 12/16/2024, 2020 2 A3	90,000	91,621
PSNH Funding LLC, 3.094%, Due 2/1/2026, 2018 1 A1	139,823	145,291

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Principal Amount	Fair Value
ASSET-BACKED OBLIGATIONS - 0.40% (continued)
Towd Point Mortgage Trust, 3.875%, Due 5/25/2058, 2018 3 A2D G	$275,000	$303,598
Toyota Auto Loan Extended Note Trust, 1.350%, Due 5/25/2033, 2020 1A AD	285,000	293,244
Toyota Auto Receivables Owner Trust, 1.360%, Due 8/15/2024, 2020 B A3	275,000	279,624
Verizon Owner Trust, 1.850%, Due 7/22/2024, 2020 A A1A	575,000	588,725

Total Asset-Backed Obligations (Cost $2,097,311)		2,175,005

COLLATERALIZED MORTGAGE OBLIGATIONS 0.32%
Angel Oak Mortgage Trust,
3.628%, Due 3/25/2049, 2019 2 A1D G	302,242	309,455
2.620%, Due 11/25/2059, 2019 6 A1D G	575,031	583,493
Freddie Mac REMIC Trust, 3.000%, Due 1/15/2047, 4881 PB	45,478	46,125
Residential Mortgage Loan Trust, 2.633%, Due 9/25/2059, 2019 3 A1D G	758,829	773,505

Total Collateralized Mortgage Obligations (Cost $1,660,818)		1,712,578

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS 0.22%
Cold Storage Trust, 1.027%, Due 11/15/2037, 2020-ICE5 A, (1-mo. USD LIBOR + 0.900%)D F	270,000	271,148
Credit Suisse Mortgage Capital Certificates, 1.106%, Due 5/15/2036, 2019 ICE4 A, (1-mo. USD LIBOR + 0.980%)D F	575,000	575,717
JPMBB Commercial Mortgage Securities Trust, 3.157%, Due 7/15/2045, 2013 C12 ASB	127,527	129,698
WFRBS Commercial Mortgage Trust, 3.660%, Due 3/15/2047, 2014 C19 A3	193,182	195,784

Total Commercial Mortgage-Backed Obligations (Cost $1,151,780)		1,172,347

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS 4.70%
Federal Home Loan Mortgage Corp.,
3.500%, Due 9/1/2028	122,614	132,865
3.000%, Due 11/1/2032	153,416	166,094
2.500%, Due 6/1/2035	332,348	348,865
2.000%, Due 7/1/2035	411,384	429,908
2.000%, Due 11/1/2035	306,927	320,748
1.500%, Due 2/1/2036	405,000	415,209
2.000%, Due 10/1/2040	391,003	404,325
2.000%, Due 1/1/2041	667,534	689,919
3.000%, Due 4/1/2047	471,514	517,573
3.500%, Due 1/1/2048	373,755	403,192
4.000%, Due 4/1/2048	307,179	331,876
3.000%, Due 8/1/2048	392,806	421,935
3.000%, Due 11/1/2049	655,072	691,705
4.000%, Due 11/1/2049	241,595	258,667
2.500%, Due 6/1/2050	458,046	482,457
2.500%, Due 7/1/2050	457,359	483,600
2.000%, Due 8/1/2050	752,135	776,291
1.500%, Due 9/1/2050	396,695	398,247
2.000%, Due 9/1/2050	772,193	796,999
2.000%, Due 10/1/2050	782,409	807,623
Federal National Mortgage Association, 3.500%, Due 1/1/2028	56,450	60,810
4.500%, Due 4/1/2034	108,382	120,070
3.000%, Due 10/1/2034	355,405	379,519
2.000%, Due 11/1/2035	650,525	681,443
2.000%, Due 1/1/2036	395,000	412,786
3.500%, Due 6/1/2037	188,113	205,149
5.500%, Due 6/1/2038	17,861	20,968
5.000%, Due 5/1/2040	119,100	138,456
5.000%, Due 6/1/2040	93,333	107,976
5.000%, Due 3/1/2042	57,701	66,796
3.500%, Due 7/1/2043	114,533	124,839
4.000%, Due 11/1/2044	79,039	87,213

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 4.70% (continued)
Federal National Mortgage Association (continued)
4.000%, Due 7/1/2045	$571,769	$629,773
3.500%, Due 8/1/2045	73,598	79,485
3.500%, Due 5/1/2046	210,842	226,616
3.000%, Due 6/1/2046	403,344	429,921
4.000%, Due 7/1/2046	184,839	202,906
3.000%, Due 10/1/2046	327,066	347,121
3.000%, Due 11/1/2046	393,088	423,920
3.500%, Due 11/1/2046	548,223	596,729
3.000%, Due 12/1/2046	275,959	298,434
3.500%, Due 3/1/2047	67,048	72,952
4.500%, Due 7/1/2047	53,869	58,879
4.500%, Due 8/1/2047	162,241	177,666
3.500%, Due 9/1/2047	157,945	171,062
4.000%, Due 3/1/2048	305,688	328,449
4.500%, Due 7/1/2048	324,076	352,869
4.500%, Due 3/1/2049	460,643	501,554
3.000%, Due 9/1/2049	232,899	246,686
4.000%, Due 10/1/2049	396,865	425,769
4.500%, Due 10/1/2049	361,982	393,300
4.000%, Due 11/1/2049	575,474	629,008
2.500%, Due 6/1/2050	615,196	648,055
2.500%, Due 7/1/2050	751,082	791,200
2.500%, Due 8/1/2050	574,839	605,542
3.000%, Due 8/1/2050	386,702	414,715
2.500%, Due 9/1/2050	383,034	404,672
2.500%, Due 10/1/2050	183,162	192,992
3.000%, Due 10/1/2050	765,019	818,746
Government National Mortgage Association, 5.000%, Due 10/15/2039	73,928	85,441
3.500%, Due 9/15/2041	191,712	206,596
3.500%, Due 8/20/2047	89,384	95,625
3.500%, Due 10/20/2047	108,018	116,007
4.000%, Due 12/20/2047	213,846	231,267
4.000%, Due 1/20/2048	206,759	223,723
4.000%, Due 1/20/2050	512,616	548,125
5.000%, Due 1/20/2050	408,477	445,304
4.500%, Due 2/20/2050	304,470	328,509
5.000%, Due 2/20/2050	135,847	148,392
2.500%, Due 9/20/2050	724,636	762,584

Total U.S. Agency Mortgage-Backed Obligations (Cost $24,701,638)		25,344,717

U.S. TREASURY OBLIGATIONS 3.21%
U.S. Treasury Notes/Bonds, 2.375%, Due 8/15/2024	5,125,000	5,510,176
1.125%, Due 2/28/2025	4,940,000	5,100,164
1.500%, Due 1/31/2027	1,075,000	1,131,395
1.500%, Due 2/15/2030	2,845,000	2,964,468
1.375%, Due 8/15/2050	2,905,000	2,585,904

Total U.S. Treasury Obligations (Cost $17,386,534)		17,292,107

	Shares
SHORT-TERM INVESTMENTS 12.42%
Investment Companies - 3.03%
American Beacon U.S. Government Money Market Select Fund, 0.01%H I	16,343,763	16,343,763

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

	Principal Amount	Fair Value
U.S. Treasury Obligations - 9.39%
U.S. Treasury Notes/Bonds,
0.300%, Due 7/31/2021, (3-mo. Treasury money market yield + 0.220%)F	$10,735,000	$10,745,618
0.380%, Due 10/31/2021, (3-mo. Treasury money market yield + 0.300%)F	10,370,000	10,391,662
0.194%, Due 4/30/2022, (3-mo. Treasury money market yield + 0.114%)F	7,430,000	7,437,473
0.135%, Due 7/31/2022, (3-mo. Treasury money market yield + 0.055%)F	6,800,000	6,802,081
0.135%, Due 10/31/2022, (3-mo. Treasury money market yield + 0.055%)F	15,260,000	15,264,797

Total U.S. Treasury Obligations		50,641,631

Total Short-Term Investments (Cost $66,953,067)		66,985,394

	Shares
SECURITIES LENDING COLLATERAL - 0.29% (Cost $1,553,993)
Investment Companies - 0.29%
American Beacon U.S. Government Money Market Select Fund, 0.01%H I	1,553,993	1,553,993

TOTAL INVESTMENTS - 100.29% (Cost $466,258,078)		540,726,810
LIABILITIES, NET OF OTHER ASSETS - (0.29%)		(1,564,212)

TOTAL NET ASSETS - 100.00%		$539,162,598

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at January 31, 2021.
B	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $88,484,710 or 16.41% of net assets.
C	Non-income producing security.
D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $15,594,804 or 2.89% of net assets. The Fund has no right to demand registration of these securities.

E	A type of Preferred Stock that has no maturity date.
F

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on January 31, 2021.

G	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
H	The Fund is affiliated by having the same investment advisor.
I	7-day yield.

ADR - American Depositary Receipt.

DAC - Designated Activity Company.

GDR - Global Depositary Receipt.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PCL - Public Company Limited (Thailand).

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REMIC - Real Estate Mortgage Investment Conduit.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2021 (Unaudited)

Long Futures Contracts Open on January 31, 2021:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	16	March 2021	$1,756,343	$1,692,400	$(63,943)
Mini MSCI Emerging Markets Index Futures	15	March 2021	1,046,568	994,575	(51,993)
S&P 500 E-Mini Index Futures	22	March 2021	4,229,551	4,075,720	(153,831)

			$7,032,462	$6,762,695	$(269,767)

Index Abbreviations:

MSCI	Morgan Stanley Capital International.
MSCI EAFE	MSCI Europe, Australasia, and Far East.
S&P 500	S&P 500 Index - U.S. Equity Large-Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2021, the investments were classified as described below:

Diversified Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$272,426,223	$87,216,434	$—	$359,642,657
Preferred Stocks	—	1,268,276	—	1,268,276
Corporate Obligations	—	50,956,236	—	50,956,236
Foreign Corporate Obligations	—	12,344,335	—	12,344,335
Foreign Sovereign Obligations	—	279,165	—	279,165
Asset-Backed Obligations	—	2,175,005	—	2,175,005
Collateralized Mortgage Obligations	—	1,712,578	—	1,712,578
Commercial Mortgage-Backed Obligations	—	1,172,347	—	1,172,347
U.S. Agency Mortgage-Backed Obligations	—	25,344,717	—	25,344,717
U.S. Treasury Obligations	—	17,292,107	—	17,292,107
Short-Term Investments	16,343,763	50,641,631	—	66,985,394
Securities Lending Collateral	1,553,993	—	—	1,553,993

Total Investments in Securities - Assets	$290,323,979	$250,402,831	$—	$540,726,810

Financial Derivative Instruments - Liabilities
Futures Contracts	$(269,767)	$—	$—	$(269,767)

Total Financial Derivative Instruments - Liabilities	$(269,767)	$—	$—	$(269,767)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

January 31, 2021 (Unaudited)

Organization

American Beacon Institutional Funds Trust (the “Trust”) is organized as a Delaware statutory trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of January 31, 2021, the Trust consists of one active series presented in this filing: American Beacon Diversified Fund (the “Fund”). The Fund is not registered under the Securities Act of 1933 and is not available for sale to the public.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

January 31, 2021 (Unaudited)

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

January 31, 2021 (Unaudited)

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

January 31, 2021 (Unaudited)

Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of January 31, 2021, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Diversified	$5,553,874	$1,553,993	$4,215,931	$5,769,924

Cash collateral is listed on the Fund’s Schedule of Investments.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments.

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

January 31, 2021 (Unaudited)

Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities. Each of the tax years in the four year period ended October 31, 2020 remain subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of January 31, 2021, the Fund’s cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Diversified	$466,258,078	$87,074,743	$(12,606,011)	$74,468,732

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2020, the Fund did not have any capital loss carryforwards.